UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2015

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.3%
Alabama - 0.3%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,206,300
Warrants	5.000%	10/1/23	4,000,000	4,446,320

Total Alabama				6,652,620

Arizona - 0.5%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	3,400,000	3,687,232	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,835,120
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,565,000	4,158,145

Total Arizona				12,680,497

California - 14.9%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,305,370
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,476,934
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	1,989,544
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,157,581
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.710%	10/1/19	10,000,000	9,989,800	(b)(c)
San Francisco Bay Area	0.910%	5/1/23	37,000,000	37,116,180	(b)(c)
San Francisco Bay Area	1.110%	4/1/24	8,000,000	8,114,320	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	31,659,729
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	39,758,950	(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,159,123	(a)(e)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,831,244	(a)
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,259,645
Various Capital Project	5.250%	10/1/25	4,000,000	4,772,840
Various Capital Project	5.250%	10/1/26	4,385,000	5,219,027
Various Capital Project	5.000%	10/1/27	5,180,000	6,079,403
California State, GO	5.000%	8/1/30	18,000,000	21,808,440
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	6,660,000	7,377,016
Provident Group-Pomona Properties LLC	5.600%	1/15/36	8,985,000	9,057,419
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,688,274
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	8,035,828	(d)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	25,864,627
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,475,600
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,769,544
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,240,540
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,294,380
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,793,427
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,194,900
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	750,000	784,245

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Community Facilities District No. 2003-1	5.250%	9/1/34	$5,570,000	$5,850,060
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,819,023
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	879,416
Procter & Gamble Project	5.000%	7/1/19	900,000	1,019,061
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,465,088
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,197,950
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,536,987
Arrowhead Project	5.000%	8/1/22	8,755,000	9,777,146
Arrowhead Project	5.125%	8/1/24	10,000,000	11,184,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	47,747,148
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,392,600

Total California				392,143,309

Colorado - 3.0%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,501,854
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	15,082,740
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,941,401
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,362,520
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,634,752
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,271,440
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,249,200

Total Colorado				80,043,907

Connecticut - 0.5%
Connecticut State, GO	0.660%	9/15/17	7,000,000	6,985,370	(b)(c)
Connecticut State, GO	0.780%	9/15/18	3,000,000	2,993,580	(b)
Connecticut State, GO	0.930%	9/15/19	4,000,000	3,994,120	(b)

Total Connecticut				13,973,070

Florida - 7.6%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,380,040
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,612,800
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	4,809,920
Broward County, FL, School Board, COP	5.000%	7/1/28	5,500,000	6,567,660
Broward County, FL, School Board, COP	5.000%	7/1/30	5,000,000	5,888,000
Citizens Property Insurance Corp., FL, Revenue	5.000%	6/1/16	25,000,000	25,452,000
Citizens Property Insurance Corp., FL, Revenue	5.375%	6/1/16	20,000,000	20,391,800
Citizens Property Insurance Corp., FL, Revenue	5.250%	6/1/17	5,000,000	5,299,550
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,043,396
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	1,924,491	(a)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/35	1,000,000	1,054,820	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	$2,000,000	$2,313,520
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,445,830
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,139,630
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	225,000	225,707
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,584,812
Lee County, FL, Airport Revenue:
AGM	5.000%	10/1/21	12,245,000	13,825,217	(e)
AGM	5.000%	10/1/22	8,000,000	9,039,440	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	5,000,000	5,659,950
Miami International Airport, AGC	5.500%	10/1/27	3,000,000	3,303,420	(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,636,660
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,486,444
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	2,028,882
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,786,842
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,180,040
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,916,975
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,192,888
Miami-Dade County, FL, Expressway Authority Toll System Revenue, AGM	3.000%	7/1/16	1,205,000	1,218,833
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	8,000,000	8,933,920	(d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,878,992
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,063,538
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,551,512
Palm Beach County, FL, Solid Waste Authority Revenue:
BHAC	5.000%	10/1/24	3,500,000	3,972,080
BHAC	5.000%	10/1/25	3,350,000	3,801,848
BHAC	5.000%	10/1/27	1,155,000	1,308,523
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,391,883
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	590,000	466,100	*(f)

Total Florida				201,777,963

Georgia - 2.5%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, NATL	5.000%	12/1/19	1,770,000	1,908,343
Zoo, NATL	5.000%	12/1/20	1,860,000	2,005,378
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,448,044	(d)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	18,742,394	(d)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,565,350
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,992,100
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,871,860
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,373,440
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,373,550
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,685,715

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	$7,110,000	$8,055,345
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,297,760
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	661,980

Total Georgia				65,981,259

Illinois - 5.0%
Chicago, IL, GO	5.500%	1/1/30	3,975,000	4,247,924
Chicago, IL, GO	5.500%	1/1/31	2,000,000	2,140,380
Chicago, IL, GO	5.500%	1/1/32	2,000,000	2,132,780
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	1,235,000	1,483,309
Green Bond	5.000%	12/1/26	1,275,000	1,518,997
Green Bond	5.000%	12/1/27	1,360,000	1,609,574
Green Bond	5.000%	12/1/28	1,425,000	1,675,401
Green Bond	5.000%	12/1/30	1,575,000	1,824,795
Green Bond	5.000%	12/1/31	1,650,000	1,897,764
Green Bond	5.000%	12/1/32	1,735,000	1,985,343
Green Bond	5.000%	12/1/33	1,820,000	2,075,018
Green Bond	5.000%	12/1/34	1,910,000	2,169,703
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,203,981	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,583,120
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/30	6,010,000	6,778,980	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	4,500,000	5,131,980
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	2,000,000	2,231,220	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,505,000	11,936,411
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,795,017
Second Lien	5.000%	1/1/31	1,500,000	1,641,360
Second Lien	5.000%	1/1/32	1,000,000	1,090,620
Second Lien	5.000%	1/1/33	1,035,000	1,125,055
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,953,950
Second Lien Project	5.000%	11/1/31	2,000,000	2,181,440
Second Lien Project	5.000%	11/1/33	1,500,000	1,624,380
Second Lien Project	5.000%	11/1/34	1,000,000	1,079,050
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,179,580
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,093,060
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,501,540	(d)
Illinois State Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	11,000,000	12,209,560
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	5,000,000	5,642,450
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,965,760
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,610,170
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,200,450
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,081,960

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
University of Illinois:
COPS	5.000%	3/15/25	$1,250,000	$1,477,088
COPS	5.000%	3/15/26	1,800,000	2,103,804

Total Illinois				131,182,974

Indiana - 2.7%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,442,280
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,104,172
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,849,804
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,702,100
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	8,880,000
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	19,625,000	21,542,363
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,325,800
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,371,130
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	863,367	58,277	*(g)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	866,988	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,500,000	1,739,535	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,273,280

Total Indiana				71,155,729

Iowa - 2.2%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,033,963
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,575,369
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,875,900
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,797,001
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/17	1,600,000	1,674,896
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/18	1,350,000	1,458,527
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/19	1,000,000	1,111,700
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/17	1,000,000	1,065,310
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/18	1,350,000	1,478,776
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/19	1,150,000	1,293,003
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	14,525,000	15,329,104
Iowa Fertilizer Co. Project	5.250%	12/1/25	17,290,000	18,826,908

Total Iowa				57,520,457

Kansas - 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,416,220

Kentucky - 0.5%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,348,810	(b)(c)
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,043,291

Total Kentucky				13,392,101

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.9%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
AGC	5.625%	6/1/21	$1,830,000	$2,014,318
AGC	5.875%	6/1/23	4,435,000	4,901,163
Shreveport, LA, Water & Sewer Revenue:
AGM	5.000%	12/1/28	2,440,000	2,910,700
AGM	5.000%	12/1/29	2,000,000	2,366,780
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,735,100	(b)(c)

Total Louisiana				22,928,061

Maryland - 0.9%
Anne Arundel County, MD, GO, Consolidated Solid Waste Project	5.300%	2/1/17	450,000	451,539	(e)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,526,935
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,428,550
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,200,200
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,395,640	(d)

Total Maryland				24,002,864

Massachusetts - 1.2%
Massachusetts State DFA Revenue	5.000%	7/1/36	3,035,000	3,497,686
Massachusetts State DFA Revenue, Partners Healthcare System Inc.	5.000%	7/1/30	340,000	401,934
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGC	6.000%	11/15/28	1,500,000	1,741,680
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,878,700	(d)
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,095,100	(d)
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,956,274	(d)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,727,050
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,626,540
Massachusetts State, GO, Consolidated Loan	0.440%	1/1/18	8,500,000	8,507,140	(b)

Total Massachusetts				32,432,104

Michigan - 7.4%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,487,000
District State Aid	5.000%	11/1/30	22,325,000	23,594,176
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,604,600
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,080,541	(a)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	15,000,000	16,042,950
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,372,160
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,393,320
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,809,975
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	1,500,000	1,690,605
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	2,240,000	2,512,129
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	11,500,000	13,881,305
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,273,453
Trinity Health Corp. Obligated Group	5.000%	12/1/27	4,460,000	5,095,238
Trinity Health Corp. Obligated Group	5.000%	12/1/27	40,000	46,945	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	$23,690,000	$26,231,226	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	710,000	765,849	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	290,000	311,190
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	5,000,000	5,115,800	(b)(c)
Events Center Project	4.125%	1/1/19	10,000,000	10,208,300	(b)(c)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,402,439
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,903,958
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,286,383
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,142,800
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,364,980	(d)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,152,780	(e)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	22,755,988	(e)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	18,546,660	(e)

Total Michigan				194,072,750

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGC	5.000%	2/15/30	5,725,000	6,287,424

Missouri - 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,095,235
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	2,000,000	2,005,800	(a)(h)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,920,538
Missouri State Environmental Improvement & Energy Resource Authority Revenue, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,500,000
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,274,270

Total Missouri				23,795,843

Nevada - 0.7%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,289,730
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,017,790
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,309,486

Total Nevada				17,617,006

New Jersey - 5.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,105,730
AGM	5.000%	11/1/27	1,500,000	1,655,025
AGM	5.000%	11/1/29	1,500,000	1,638,435
AGM	5.000%	11/1/31	1,000,000	1,082,920
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,842,941	(e)
New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,380,199	(i)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue	5.250%	6/15/29	$11,390,000	$12,323,183
New Jersey State EDA Revenue	5.250%	6/15/30	10,685,000	11,508,600
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	11,210,000	11,790,566	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,687,280
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	1,876,910
School Facilities Construction, SIFMA	1.610%	3/1/28	20,000,000	17,850,000	(b)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,615,600	(e)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,588,660	(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, AGM	5.000%	7/1/25	2,350,000	2,754,576
University Hospital, AGM	5.000%	7/1/28	2,000,000	2,280,240
University Hospital, AGM	5.000%	7/1/30	1,200,000	1,352,484
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	14,905,000	16,233,035
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	1,070,000	1,081,984
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/24	7,000,000	7,663,740
New Jersey State Turnpike Authority Revenue	0.490%	1/1/17	10,000,000	9,984,400	(b)
New Jersey State Turnpike Authority Revenue	0.630%	1/1/17	20,000,000	19,996,400	(b)(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System Revenue, AMBAC	5.625%	12/1/17	3,095,000	3,105,368

Total New Jersey				148,398,276

New Mexico - 1.2%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,321,188
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	29,539,080
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,520,411

Total New Mexico				32,380,679

New York - 8.0%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	38,748,234
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,078,080
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	26,914,498
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,852,350
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,143,408
Amsterdam At Harborside	2.000%	1/1/49	406,193	48,743
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,559,025
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	9,600,000	9,625,440	(b)(c)(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	$2,500,000	$2,993,225
Fiscal 2015	5.000%	7/15/30	4,000,000	4,767,800
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,849,243
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,817,775	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	3/15/33	25,000,000	30,379,500
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	10,000,000	12,201,600
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	7,850,780
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,158,650
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	5,907,300	(e)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,877,700	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,000,000	12,002,100
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	10,000,000	11,954,600
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,515,760
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,372,300
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,657,810

Total New York				211,275,921

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,203,140
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	25,250,000	28,198,190	(d)
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
AGC	5.250%	1/1/25	7,000,000	7,720,510
AGC	5.375%	1/1/26	4,590,000	5,073,419

Total North Carolina				43,195,259

Ohio - 1.5%
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	21,079,200
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	9,921,060
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	7,628,625	(b)(c)

Total Ohio				38,628,885

Oregon - 0.6%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/30	3,170,000	3,712,672	(b)
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/36	2,000,000	2,283,520	(b)
Multnomah County, OR, School District # 7 Reynolds, GO, Deffered Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,125,320
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,494,755
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,790,350

Total Oregon				15,406,617

Pennsylvania - 3.2%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.510%	7/1/22	7,500,000	7,681,200	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	$2,000,000	$2,237,760
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,772,750
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,101,830
Luzerne County, PA, GO, AGM	5.000%	11/15/29	3,000,000	3,415,260
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	12,249,160
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,693,871	(d)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,448,775
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,325,804
Pennsylvania State Turnpike Commission Revenue	0.990%	12/1/21	11,000,000	10,865,140	(b)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,698,982
Philadelphia, PA, Airport Revenue	5.000%	6/15/33	6,625,000	7,423,644	(e)
Philadelphia, PA, Airport Revenue	5.000%	6/15/34	6,955,000	7,763,797	(e)
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,497,002

Total Pennsylvania				85,174,975

Rhode Island - 0.0%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,451
Woonsocket, RI, GO, FGIC, NATL	5.375%	10/1/20	335,000	335,174

Total Rhode Island				565,625

South Carolina - 0.4%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	4,101,020
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	2,250,000	2,626,290
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, AGC	5.000%	2/1/22	2,355,000	2,604,324

Total South Carolina				9,331,634

Tennessee - 4.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,142,620
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,298,831	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,255,653	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,530,793	(e)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,303,486
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,543,360
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,764,650
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	29,006,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	8,155,558
Tennessee Housing Development Agency Revenue	5.000%	7/1/23	1,925,000	1,999,497	(e)

Total Tennessee				120,000,698

Texas - 11.2%
Austin, TX, Airport Systems Revenue	5.000%	11/15/26	1,000,000	1,174,930	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/28	1,500,000	1,740,660	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/29	3,000,000	3,461,070	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	$2,730,000	$3,138,135	(e)
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,247,923
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,148,780
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,139,050	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.610%	6/1/18	1,000,000	993,260	(b)
Memorial Hermann Healthcare System	0.710%	6/1/19	2,250,000	2,240,370	(b)
Memorial Hermann Healthcare System	0.760%	6/1/20	2,000,000	1,988,360	(b)
Memorial Hermann Healthcare System	0.840%	6/1/21	3,710,000	3,684,587	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,148,950
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	979,780
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,809,360
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	48,389,062
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,039,047
Senior Lien	5.125%	7/1/27	11,180,000	12,329,975
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,991,650
Combined First Lien	5.000%	5/15/28	5,000,000	5,945,750
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	1,580,000	1,597,633
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,178,410	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	10,028,077	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,529,223	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	7,000,000	7,530,880
North Forest, TX, ISD, ACA, GO	6.500%	8/15/17	1,230,000	1,342,213	(i)
North Texas Tollway Authority Revenue	5.000%	1/1/34	17,310,000	19,755,557
North Texas Tollway Authority Revenue:
NATL	5.125%	1/1/28	18,000,000	19,220,760
System Second Tier	5.000%	1/1/31	4,000,000	4,543,080
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,335,000
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,857,740
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	3,975,000	4,227,651
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,041,316
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	24,270,000	29,944,569
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,396,520
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,620,350
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,578,172

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	$10,000,000	$11,425,600
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	10,000,000	11,385,100

Total Texas				296,128,550

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,899,197
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,698,450

Total U.S. Virgin Islands				9,597,647

Vermont - 0.4%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.922%	6/1/22	9,594,652	9,612,306	(b)(e)

Virginia - 1.7%
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,511,439	(d)
Virginia State Resources Authority Infrastructure Revenue:
Senior, Pooled Financing Program	5.000%	11/1/19	930,000	998,997	(d)
Senior, Pooled Financing Program	5.000%	11/1/19	245,000	263,966
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,945,310	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,205,341	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,228,439	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,572,150	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,103,072	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	3,420,000	3,829,955
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co.	2.150%	9/1/20	20,000,000	20,364,800	(b)(c)

Total Virginia				45,023,469

Washington - 2.4%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,454,065
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	12,232,000
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	6,073,350
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,366,430
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,656,362	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,425,625	(d)
Multicare Health System, AGC	5.750%	8/15/29	3,000,000	3,484,050	(d)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	11,375,000	11,560,640	(a)

Total Washington				62,252,522

West Virginia - 0.8%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,296,455
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	6,000,000	6,656,100
United Health Systems	5.250%	6/1/29	5,785,000	6,430,664

Total West Virginia				20,383,219

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.2%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	$2,510,000	$2,915,365
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,312,900
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,301,180
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,292,840
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,830,985	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,504,329	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,117,660	(e)
Wisconsin State General Fund Annual Appropriation Revenue, State Appropriations	5.375%	5/1/25	10,000,000	11,309,000
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,787,522

Total Wisconsin				32,371,781

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,723,960

TOTAL MUNICIPAL BONDS (Cost - $2,375,926,414)				2,566,508,181

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	581,648	(j)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,376,915,834)				2,567,089,829

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.8%
MUNICIPAL BONDS - 1.8%
California - 0.0%
California State PCFA, Solid Waste Disposal Revenue, Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.060%	10/1/38	$300,000	300,000	(e)(l)(m)
California Statewide CDA Revenue, Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.010%	4/1/33	100,000	100,000	(l)(m)

Total California				400,000

Florida - 0.1%
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health System	0.010%	11/15/33	600,000	600,000	(l)(m)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.050%	8/1/18	1,600,000	1,600,000	(e)(l)(m)

Total Florida				2,200,000

Illinois - 0.3%
Illinois State Toll Highway Authority Revenue:
AGM, SPA-Landesbank Hessen-Thuringen	0.250%	1/1/16	3,100,000	3,100,000	(l)(m)
AGM, SPA-Landesbank Hessen-Thuringen	0.250%	1/1/17	3,800,000	3,800,000	(l)(m)

Total Illinois				6,900,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 0.0%
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	0.030%	5/1/34	$200,000	$200,000	(l)(m)

Massachusetts - 0.0%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	250,000	250,000	(l)(m)

Nevada - 0.2%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.250%	6/1/36	4,100,000	4,100,000	(l)(m)

New Hampshire - 0.1%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.060%	11/1/20	2,600,000	2,600,000	(e)(l)(m)

New Jersey - 0.0%
New Jersey State Housing & Mortgage Finance Agency Revenue, Single Family Mortgage, SPA-Barclays Bank PLC	0.040%	10/1/26	310,000	310,000	(e)(l)(m)

New York - 0.8%
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street Bank & Trust Co.	0.010%	11/1/22	1,300,000	1,300,000	(l)(m)
New York City, NY, GO, LOC-Bank of New York Mellon	0.010%	3/1/34	100,000	100,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.240%	6/15/32	4,300,000	4,300,000	(l)(m)
Second General Resolution, SPA-Dexia Credit Local	0.300%	6/15/32	7,735,000	7,735,000	(l)(m)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.240%	11/1/22	5,720,000	5,720,000	(l)(m)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.010%	11/1/41	200,000	200,000	(l)(m)
Worth Street, FNMA, LIQ-FNMA	0.010%	5/15/33	1,200,000	1,200,000	(e)(l)(m)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.010%	12/1/29	800,000	800,000	(l)(m)

Total New York				21,355,000

North Carolina - 0.1%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.060%	11/1/34	3,600,000	3,600,000	(l)(m)

Vermont - 0.1%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	11/1/37	1,200,000	1,200,000	(e)(l)(m)
Vermont State Housing Finance Agency, Single-Family Housing Revenue, AGM, SPA-TD Bank N.A.	0.070%	11/1/33	100,000	100,000	(e)(l)(m)

Total Vermont				1,300,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.1%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.220%	5/1/18	$2,700,000	$2,700,000	(a)(e)(l)(m)

Total Municipal Bonds (Cost - $45,915,000)				45,915,000

			SHARES
Money Market Funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $93,757)	0.073%		93,757	93,757

TOTAL SHORT-TERM INVESTMENTS (Cost - $46,008,757)				46,008,757

TOTAL INVESTMENTS - 99.1% (Cost - $2,422,924,591#)				2,613,098,586
Other Assets in Excess of Liabilities - 0.9%				24,533,498

TOTAL NET ASSETS - 100.0%				$2,637,632,084

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The maturity principal is currently in default as of December 31, 2015.

(g)	The coupon payment on these securities is currently in default as of December 31, 2015.

(h)	Security is purchased on a when-issued basis.

(i)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(k)	Illiquid security.

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Municipal bonds	—	$2,566,508,181	—	$2,566,508,181
Statutory trust certificates	—	—	$581,648	581,648

Total long-term investments	—	$2,566,508,181	$581,648	$2,567,089,829

Short-term investments†:
Municipal bonds	—	$45,915,000	—	45,915,000
Money market funds	$93,757	—	—	93,757

Total short-term investments	$93,757	$45,915,000	—	$46,008,757

Total investments	$93,757	$2,612,423,181	$581,648	$2,613,098,586

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$197,893,907
Gross unrealized depreciation	(7,719,912)

Net unrealized appreciation	$190,173,995

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016